SUPPLEMENT DATED SEPTEMBER 1, 2001
                              TO THE PROSPECTUS OF
                          FRANKLIN U.S. LONG-SHORT FUND
                             DATED SEPTEMBER 1, 2001

The prospectus is amended as follows:

o The paragraph under the "The Fund" heading on page 2 is replaced with the following corrected language:

 THE FUND IS CLOSED TO ALL NEW OR ADDITIONAL INVESTMENTS, OTHER THAN REINVESTMENT OF DIVIDENDS OR CAPITAL GAIN DISTRIBUTIONS. THE FUND RESERVES THE RIGHT TO MODIFY THIS POLICY AT ANY TIME.

                           Please keep this supplement
                             for future reference